Equity and Remuneration to Shareholders (Tables)	12 Months Ended
Dec. 31, 2024
Equity And Remuneration To Shareholders
Schedule of Share Capital

On December 31, 2024 and 2023, the Company’s issued and share capital was R$14,309 (R$11,007 on December 31, 2023) represented by 956,601,911 common shares (735,847,624 on December 31, 2023) and 1,905,179,984 preferred shares (1,465,523,064 on December 31, 2023), both of them with nominal value of R$5.00, as demonstrated below:

Shareholders	Number of shares on December 31, 2024
	Common	%	Preferred	%	Total	%
State of Minas Gerais	487,540,664	50.97	22,210	-	487,562,874	17.04
PZENA	310,667,579	32.48	147,792,680	7.76	458,460,259	16.02
FIA Dinâmica Energia S/A	106,610,119	11.14	-	-	106,610,119	3.73
BNDES Participações	-	-	95,239,166	5.00	95,239,166	3.33
BlackRock	-	-	282,815,226	14.84	282,815,226	9.88
Others
In Brazil	39,409,416	4.12	106,878,372	5.61	146,287,788	5.11
Foreign shareholders	12,374,133	1.29	1,272,432,330	66.79	1,284,806,463	44.89
Total	956,601,911	100.00	1,905,179,984	100.00	2,861,781,895	100.00

Shareholders	Number of shares on December 31, 2023
	Common	%	Preferred	%	Total	%
State of Minas Gerais	375,031,032	51	17,085	-	375,048,387	17
PZENA		-	73,283,989	5	73,283,989	3
FIA Dinâmica Energia S/A	233,004,992	31	116,951,354	8	349,956,346	16
BNDES Participações	82,007,784	11	-	-	82,007,784	4
BlackRock	-	-	217,550,174	15	217,550,174	10
Others
In Brazil	29,160,676	4	101,717,633	7	130,878,309	6
Foreign shareholders	16,642,870	2	956,002,829	66	972,645,699	44
Total	735,847,624	99	1,465,523,064	101	2,201,370,688	100

Schedule of Earnings Per Share

The number of shares included in the calculation of basic and diluted earnings, is described in the table below:

	Number of shares
	Dec. 31, 2024	Dec. 31, 2023 (Restated)	Dec. 31, 2022 (Restated)
Common shares already paid up	956,601,911	956,601,911	956,601,911
Shares in treasury	(132)	(132)	(132)
	956,601,779	956,601,779	956,601,779

Preferred shares already paid up	1,905,179,984	1,905,179,984	1,905,179,984
Shares in treasury	(1,099,880)	(1,099,880)	(1,099,880)
	1,904,080,104	1,904,080,104	1,904,080,104
Total	2,860,681,883	2,860,681,883	2,860,681,883

Schedule of Basic and Diluted Earnings per Share

The calculation of basic and diluted earnings per share is as follows:

	Dec. 31, 2024	Dec. 31, 2023 (Restated)	Dec. 31, 2022 (Restated)
Net income for the year attributed to equity holders of the parent	7,117	5,764	4,092

Minimum mandatory dividend from net income for the year – preferred shares	2,485	2,080	1,486
Net income for the year not distributed – preferred shares	2,252	1,757	1,238
Total earnings - preferred shares (A)	4,737	3,837	2,724

Minimum mandatory dividend from net income for the year - common shares	1,248	1,045	747
Net income for the year not distributed – common shares	1,132	883	622
Total earnings - common shares (B)	2,380	1,928	1,369

Basic and diluted earnings per preferred share (A / number of preferred shares)	2.49	2.02	1.43
Basic and diluted earnings per common share (B / number of common shares)	2.49	2.02	1.43

Schedule of Minimum Dividends Proposed

The calculation of the minimum dividends proposed for distribution to Shareholders, considering the unrealized income assumption as mentioned in the previous paragraph, is as follows:

	2024	2023	2022
Calculation of minimum dividends required by the by-laws for the preferred shares
Nominal value of the preferred shares	9,526	7,328	7,328
	9,526	7,328	7,328
Percentage applied to the nominal value of the preferred shares	10.00%	10.00%	10.00%
Amount of the dividends by the first payment criterion	953	733	733

Equity	27,378	24,649	21,777
Preferred shares as a percentage of Equity (net of shares held in Treasury)	66.56%	66.56%	66.56%
Portion of Equity represented by the preferred shares	18,223	16,406	14,495
Percentage applied to the portion of Equity represented by the preferred shares	3.00%	3.00%	3.00%
Amount of the dividends by the second payment criterion	547	492	435

Minimum Dividends required by the Bylaws for the preferred shares	953	733	733

Calculation of the Minimum Dividend under the by-laws based on the net income for the year

Net income for the year	7,117	5,764	4,092
	50%	50%	50%
Mandatory dividends – 50% of Net income	3,559	2,882	2,046
Unrealized profit reserve	(835)	(835)	(835)
Reversal of the unrealized profit reserve	835	835	835
Withholding income tax on Interest on equity	175	242	186
	3,734	3,124	2,232
Dividends recorded, as specified in the by-laws
Interest on Equity	1,849	2,592	1,983
Ordinary dividends	1,885	532	249
	3,734	3,124	2,232

Total dividends for the preferred shares	2,485	2,079	1,486
Total dividends for the common shares	1,249	1,045	746

Unit value of dividends – R$
Minimum dividends required by the by-laws for the preferred shares	0.50	0.50	0.50
Mandatory dividends (including withholding income tax on Interest on Equity)	1.31	1.42	1.01
Dividends proposed: Common (ON) shares	1.31	1.42	1.01
Dividends proposed: Preferred (PN) shares	1.31	1.42	1.01

Schedule of Changes on Dividends and Interest on Capital Payable

This table provides the changes on dividends and interest on capital payable:

Balances on December 31, 2021	1,910
Proposed dividends	2,232
Proposed dividends - Non-controlling interests	1
Withholding income tax on interest on capital	(186)
Dividends retained – Minas Gerais state government	-
Dividends paid	(2,094)
Balances on December 31, 2022	1,863
Proposed dividends	3,124
Proposed dividends - Non-controlling interests	2
Withholding income tax on interest on capital	(242)
Dividends retained – Minas Gerais state government	-
Dividends paid	(1,823)
Balances on December 31, 2023	2,924
Proposed dividends	3,734
Mandatory dividends paid	1,420
Proposed dividends - Non-controlling interests	2
Withholding income tax on interest on capital	(175)
Dividends paid	(4,294)
Balances on December 31, 2024	3,611

Schedule of Interest on Equity Declared

The Company’s Executive Board decided to declare Interest on Equity as follows:

Declaration date	Entitled shareholders (1)	Amount	Income tax withheld
March 21, 2024	March 26, 2024	386	(36)
June 18, 2024	June 21, 2024	430	(41)
September 17, 2024	September 23, 2024	473	(44)
December 17, 2024	December 26, 2024	560	(54)
		1,849	(175)

(1)	Shareholders who have their names entered in the Register of Registered Shares on the dates indicated are entitled.

Schedule of other comprehensive income
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Adjustments to actuarial liabilities – Employee benefits	(1,306)	(2,072)	(2,303)
Deemed cost of PP&E	405	421	427
Others	1	3	2
Valuation adjustments	(900)	(1,648)	(1,874)

Schedule of Reserves
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investment-related donations and subsidies (1)	-	1,857	1,857
Goodwill on issuance of shares	394	394	394
Shares in treasury	(1)	(1)	(1)
	393	2,250	2,250

(1)	This reserve was used for a capital increase through a stock bonus, as described in this explanatory note

Schedule of Income Reserves
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Legal reserve	2,024	1,674	1,387
Statutory reserve	57	57	57
Profit retention reserve	10,332	8,842	6,546
Unrealized profit reserve	835	835	835
Incentive tax reserve	327	213	150
Reserve for mandatory dividends not distributed	-	1,420	1,420
	13,575	13,041	10,395